Label	Element	Value
Nuveen Green Bond Fund | Nuveen Green Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Green Bond Fund
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT NO. 1
Dated June 1, 2026 to the Summary Prospectuses of the Nuveen Green Bond Fund and Nuveen Short Duration Impact Bond Fund dated August 1, 2025, as supplemented May 1, 2026

The Board of the Nuveen Green Bond Fund has approved the following changes to the Fund’s Name Policy, which is expected to go into effect on August 1, 2026:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in green bonds.